Principal jointly controlled entities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Principal Jointly Controlled Entities Banco Rci Brasil [Member]
IfrsStatementLineItems [Line Items]
Current assets	R$ 10,187,883	R$ 11,270,565	R$ 12,052,008
Current liabilities	8,754,744	9,825,654	10,781,921
Cash and cash equivalents	341,015	201,142	489,400
Depreciation and amortization	(1,628)	(1,577)	(1,666)
Revenue	637,856	732,253	661,215
Interest income	1,308,649	1,354,283	1,401,154
Interest expense	(592,776)	(483,506)	(547,546)
Tax Income / (expense)	(105,266)	(169,957)	(83,455)
Current financial liabilities (excluding trade and other payables and provisions)	3,293,251	3,279,806	4,178,761
Non-current financial liabilities (excluding trade and other payables and provisions)	5,218,945	5,947,683	470,081
Principal Jointly Controlled Entities Webmotors [Member]
IfrsStatementLineItems [Line Items]
Current assets	342,195	276,170	241,919
Current liabilities	71,742	220,707	61,290
Cash and cash equivalents	2,746	1,411	1,667
Depreciation and amortization	(19,152)	(14,949)	(9,234)
Revenue	331,586	277,270	165,049
Interest income	3,938	2,283	5,079
Interest expense			(0)
Tax Income / (expense)	(32,819)	(26,314)	(26,863)
Current financial liabilities (excluding trade and other payables and provisions)	58,910	58,910	53,807
Non-current financial liabilities (excluding trade and other payables and provisions)	R$ 796	R$ 796	R$ 1,006